Income Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

Loss before provision for income taxes consisted of:

	For the Six Months Ended December 31, 2024	For the Six Months ended December 31, 2023
	(Unaudited)	(Unaudited)
Cayman	$(5,377,978)	$(3,370,210)
United States	401,825	(237,063)
Hong Kong	-	-
Dubai	(17,842,076)	(17,516,926
PRC	(649)	(54)
Loss before provision for income taxes	$(22,818,878)	$(21,124,253)

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	December 31, 2024	June 30, 2024
Deferred tax assets
Net operating loss carryforward in the U.S.	622,760	706,247
Net operating loss carryforward in the UAE	5,352,674	3,746,887
Net operating loss carryforward in PRC	181	19
Valuation allowance	(5,975,615)	(4,453,153)
Total net deferred tax assets	$-	$-